Asset Impairments and Vessel Sales	6 Months Ended
Jun. 30, 2017
Property, Plant and Equipment [Abstract]
Asset Impairments and Vessel Sales
Asset Impairments and Vessel Sales
a) Asset Impairments
During the three and six months ended June 30, 2016, Teekay Offshore canceled the UMS construction contracts for its two UMS newbuildings. As a result, the carrying value of these two UMS newbuildings were written down to $nil. The Company's consolidated statements of loss for the three and six months ended June 30, 2016 include a $43.7 million write-down related to these two UMS newbuildings. The write-down is included in the Company’s Teekay Offshore Segment - Offshore Logistics.
b) Loss on Sale of Vessels, Equipment and Other Operating Assets
The following tables show the loss on sale of vessels, equipment and other operating assets for the three and six months ended June 30, 2017 and 2016:

			Loss on Sale of Vessels, Equipment and Other Assets
			Three Months Ended June 30,
Segment	Asset Type	Completion of Sale Date	2017 $	2016 $
Teekay LNG Segment - Conventional Tankers	Suezmax	(1)	(12,600)	—
Teekay Tankers Segment - Conventional Tankers	Aframax	Jun-2017	(150)	—
Teekay Parent Segment - Conventional Tankers	1 VLCC Tanker	Oct-2016	—	(12,536)
Teekay Tankers Segment - Conventional Tankers	1 MR Tanker	Aug-2016	—	(6,420)
Other			8	—
Total			(12,742)	(18,956)

			Loss on Sale of Vessels, Equipment and Other Assets
			Six Months Ended June 30,
Segment	Asset Type	Completion of Sale Date	2017 $	2016 $
Teekay LNG Segment - Conventional Tankers	Suezmax	(1)	(12,600)	—
Teekay Tankers Segment - Conventional Tankers	Aframax	Jun-2017	(2,743)	—
Teekay Tankers Segment - Conventional Tankers	Suezmax	Mar-2017	(1,469)	—
Teekay LNG Segment - Conventional Tankers	2 Suezmaxes	Apr/May-2016	—	(27,439)
Teekay Parent Segment - Conventional Tankers	1 VLCC Tanker	Oct-2016	—	(12,536)
Teekay Tankers Segment - Conventional Tankers	1 MR Tanker	Aug-2016	—	(6,420)
Other			(357)	(180)
Total			(17,169)	(46,575)

(1) The sale of this vessel is expected to be completed in the third quarter of 2017 and the vessel was classified as held for sale at June 30, 2017.

c) Equity (loss) income

On May 31, 2017, Teekay Tankers entered into a merger agreement (or the Merger Agreement) to acquire the remaining 27.0 million issued and outstanding common shares of Tanker Investments Ltd. (or TIL), by way of a share-for-share exchange of 3.3 Teekay Tankers Class A common stock for each outstanding common stock of TIL. Teekay Tankers and Teekay Corporation currently own approximately 3.4 million and 2.5 million common shares, or 11.3% and 8.2% of TIL, respectively. As the Company accounts for its current investment in TIL under the equity method of accounting, the Company will be required to remeasure its previously held equity investment to fair value at the acquisition date. Historically, the Company had not recognized an other than temporary impairment in its equity investment in TIL as the Company expected to recover its value over the anticipated hold period.  Based on the pending transaction, the Company has remeasured its investment in TIL to fair value at June 30, 2017 based on the TIL share price at that date, resulting in a write-down of $48.6 million included in the Company's consolidated statements of loss, and included in equity (loss) income, for the three and six months ended June 30, 2017. If the merger transaction is completed, the Company will be required to again remeasure its equity investment in TIL to fair value based on the relative share exchange value at the date of the acquisition, which could result in an additional gain or loss.  The transaction is subject to approval by TIL shareholders of the merger and approval by Teekay Tankers’ shareholders of an increase in the authorized number of Teekay Tankers’ Class A common shares, to permit the issuance of Class A common shares as merger consideration.